Business Segment Information	12 Months Ended
Jan. 31, 2015
Segment Reporting [Abstract]
Business Segment Information
7.    BUSINESS SEGMENT INFORMATION

During the fourth quarter of 2014, following the sale of the Company's e-commerce subsidiary, Shoes.com, the Company revised its reportable segments. This change reflects the Company’s omni-channel approach to managing its branded footwear business across all distribution channels. The two new reportable segments are Famous Footwear and Brand Portfolio.

The Famous Footwear segment is comprised of Famous Footwear, on a historical and continuing basis, and Shoes.com through December 12, 2014 (the date of sale). Famous Footwear operated 1,038 stores at the end of 2014, primarily selling branded footwear for the entire family.

The Brand Portfolio segment is comprised of our branded footwear, our branded retail stores and e-commerce sites associated with those brands. This segment sources and markets licensed, branded and private-label footwear primarily to national chains, department stores, independent retailers, mass merchandisers, online retailers and catalogs as well as Company-owned Famous Footwear, Naturalizer and Sam Edelman stores, and e-commerce businesses. The Brand Portfolio segment included 82 branded retail stores in the United States and 89 branded retail stores in Canada at the end of 2014, selling primarily Naturalizer brand footwear in regional malls and outlet centers.

The Company’s Famous Footwear and Brand Portfolio reportable segments are operating units that are managed separately. An operating segment’s performance is evaluated and resources are allocated based on operating earnings (loss). Operating earnings (loss) represent gross profit, less selling and administrative expenses, restructuring and other special charges, net and impairment of assets held for sale. The accounting policies of the reportable segments are the same as those described in Note 1 to the consolidated financial statements. Intersegment sales are generally recorded at a profit to the selling segment. All intersegment earnings related to inventory on hand at the purchasing segment are eliminated against the earnings of the selling segment.

Corporate assets, administrative expenses, and other costs and recoveries that are not allocated to the operating units are reported in the Other category.

Following is a summary of certain key financial measures for the respective periods. External sales, intersegment sales and operating earnings (loss) exclude discontinued operations. Segment assets, depreciation and amortization, amortization of debt issuance costs and debt discount, purchases of property and equipment and capitalized software include both continuing operations and discontinued operations.

($ thousands)	Famous Footwear	Brand Portfolio	Other	Total
Fiscal 2014
External sales	$1,589,258	$982,451	$—	$2,571,709
Intersegment sales	—	114,408	—	114,408
Depreciation and amortization	26,581	8,974	16,060	51,615
Amortization of debt issuance costs and debt discount	—	—	2,400	2,400
Operating earnings (loss)	104,581	73,403	(52,050)	125,934
Segment assets	458,847	518,099	239,866	1,216,812
Purchases of property and equipment	33,001	6,105	5,846	44,952
Capitalized software	198	58	4,830	5,086

Fiscal 2013
External sales	$1,588,552	$924,561	$—	$2,513,113
Intersegment sales	—	132,596	—	132,596
Depreciation and amortization	25,917	13,440	15,972	55,329
Amortization of debt issuance costs and debt discount	—	—	2,513	2,513
Operating earnings (loss)	105,382	39,909	(46,674)	98,617
Segment assets	448,549	514,902	185,952	1,149,403
Purchases of property and equipment	32,728	6,026	5,214	43,968
Capitalized software	193	122	4,920	5,235

Fiscal 2012
External sales	$1,583,242	$894,554	$—	$2,477,796
Intersegment sales	—	141,634	—	141,634
Depreciation and amortization	22,827	16,671	15,285	54,783
Amortization of debt issuance costs and debt discount	—	—	2,561	2,561
Operating earnings (loss)	94,234	21,259	(41,015)	74,478
Segment assets	488,464	552,428	133,081	1,173,973
Purchases of property and equipment	34,931	15,685	5,185	55,801
Capitalized software	—	3	7,925	7,928

Following is a reconciliation of operating earnings to earnings before income taxes from continuing operations:

($ thousands)	2014	2013	2012
Operating earnings	$125,934	$98,617	$74,478
Interest expense	(20,445)	(21,254)	(22,973)
Loss on early extinguishment of debt	(420)	—	—
Interest income	379	377	322
Gain on sale of subsidiary	4,679	—	—
Earnings before income taxes from continuing operations	$110,127	$77,740	$51,827

For geographic purposes, the domestic operations include the wholesale distribution of licensed, branded and private-label footwear to a variety of retail customers, including the Company’s Famous Footwear and Brand Portfolio stores and e-commerce businesses, as well as the Company's domestic retail operations.

The Company’s foreign operations primarily consist of wholesale operations in the Far East and Canada and retail operations in Canada and the Far East. The Far East operations include first-cost transactions, where footwear is sold at foreign ports to customers who then import the footwear into the United States and other countries.

A summary of the Company’s net sales and long-lived assets by geographic area were as follows:

($ thousands)	2014	2013	2012
Net Sales
United States	$2,318,530	$2,258,605	$2,251,094
Far East	194,296	193,725	158,261
Canada	58,883	60,783	68,441
Total net sales	$2,571,709	$2,513,113	$2,477,796

Long-Lived Assets
United States	$414,559	$347,005	$381,459
Far East	2,336	2,454	9,478
Canada	8,773	7,159	7,824
Latin America, Europe and other	248	236	70
Total long-lived assets	$425,916	$356,854	$398,831

Long-lived assets consisted primarily of property and equipment, intangible assets, prepaid pension costs, goodwill and other noncurrent assets.